Form N-1A Supplement	Jun. 06, 2025
Schwab 1000 Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SCHWAB STRATEGIC TRUST
(the Trust)
Schwab 1000 Index® ETF
Schwab® International Equity ETF
Schwab® International Small-Cap Equity ETF
Schwab® Emerging Markets Equity ETF
(each, a fund and collectively, the funds)
Supplement dated June 9, 2025, to each fund’s currently effective
Summary Prospectus, Statutory Prospectus, and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Summary Prospectuses, Statutory Prospectuses, and SAI and should be read in conjunction with these documents.
At a meeting held on June 5, 2025, the Board of Trustees of the Trust approved a reduction of the funds’ management fees. These changes, which are summarized below, will be effective on June 10, 2025.
Fund	Current Management Fee	New Management Fee
Schwab 1000 Index ETF	0.05%	0.03%
Schwab International Equity ETF	0.06%	0.03%
Schwab International Small-Cap Equity ETF	0.11%	0.08%
Schwab Emerging Markets Equity ETF	0.11%	0.07%

Schwab International Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SCHWAB STRATEGIC TRUST
(the Trust)
Schwab 1000 Index® ETF
Schwab® International Equity ETF
Schwab® International Small-Cap Equity ETF
Schwab® Emerging Markets Equity ETF
(each, a fund and collectively, the funds)
Supplement dated June 9, 2025, to each fund’s currently effective
Summary Prospectus, Statutory Prospectus, and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Summary Prospectuses, Statutory Prospectuses, and SAI and should be read in conjunction with these documents.
At a meeting held on June 5, 2025, the Board of Trustees of the Trust approved a reduction of the funds’ management fees. These changes, which are summarized below, will be effective on June 10, 2025.
Fund	Current Management Fee	New Management Fee
Schwab 1000 Index ETF	0.05%	0.03%
Schwab International Equity ETF	0.06%	0.03%
Schwab International Small-Cap Equity ETF	0.11%	0.08%
Schwab Emerging Markets Equity ETF	0.11%	0.07%

Schwab International Small-Cap Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SCHWAB STRATEGIC TRUST
(the Trust)
Schwab 1000 Index® ETF
Schwab® International Equity ETF
Schwab® International Small-Cap Equity ETF
Schwab® Emerging Markets Equity ETF
(each, a fund and collectively, the funds)
Supplement dated June 9, 2025, to each fund’s currently effective
Summary Prospectus, Statutory Prospectus, and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Summary Prospectuses, Statutory Prospectuses, and SAI and should be read in conjunction with these documents.
At a meeting held on June 5, 2025, the Board of Trustees of the Trust approved a reduction of the funds’ management fees. These changes, which are summarized below, will be effective on June 10, 2025.
Fund	Current Management Fee	New Management Fee
Schwab 1000 Index ETF	0.05%	0.03%
Schwab International Equity ETF	0.06%	0.03%
Schwab International Small-Cap Equity ETF	0.11%	0.08%
Schwab Emerging Markets Equity ETF	0.11%	0.07%

Schwab Emerging Markets Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SCHWAB STRATEGIC TRUST
(the Trust)
Schwab 1000 Index® ETF
Schwab® International Equity ETF
Schwab® International Small-Cap Equity ETF
Schwab® Emerging Markets Equity ETF
(each, a fund and collectively, the funds)
Supplement dated June 9, 2025, to each fund’s currently effective
Summary Prospectus, Statutory Prospectus, and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Summary Prospectuses, Statutory Prospectuses, and SAI and should be read in conjunction with these documents.
At a meeting held on June 5, 2025, the Board of Trustees of the Trust approved a reduction of the funds’ management fees. These changes, which are summarized below, will be effective on June 10, 2025.
Fund	Current Management Fee	New Management Fee
Schwab 1000 Index ETF	0.05%	0.03%
Schwab International Equity ETF	0.06%	0.03%
Schwab International Small-Cap Equity ETF	0.11%	0.08%
Schwab Emerging Markets Equity ETF	0.11%	0.07%